Cost of Sales (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of Detailed Information About Cost of Sales Explanatory

Year ended,	March 31, 2023	March 31, 2022

Total cost of sales is comprised of:

Cost of steel revenue	$2,160.2	$2,054.6

Cost of freight revenue	182.4	173.1

Cost of non-steel revenue	46.1	64.3

	$2,388.7	$2,292.0

Inventories recognized as cost of sales:	$2,206.4	$2,118.9

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$23.0	$2.8